Leases - Summary of Maturity Analysis of Finance Lease Payments Receivable (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	$ 60.6	₨ 4,596.2	₨ 1,507.6
Due in 1st Year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	3.8	289.2	238.6
Due in 2nd Year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	4.3	334.9	95.1
Due in 3rd to 5th Year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	15.2	1,148.6	333.6
Due beyond 5th Year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	$ 37.3	₨ 2,823.5	₨ 840.3